Unit Activity	12 Months Ended
Dec. 31, 2019
Unit Activity [Abstract]
Unit Activity
Unit Activity
The changes in contract owner units outstanding for the Real Property Account by product for the years ended December 31, 2019, 2018 and 2017 were as follows:

December 31, 2019
	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Units issued:	13,604	204,156	217,760
Units redeemed:	(69,683)	(1,101,042)	(1,170,725)

December 31, 2018
	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Units issued:	20,268	245,420	265,688
Units redeemed:	(52,830)	(903,600)	(956,430)

December 31, 2017
	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Units issued:	726	257,536	258,262
Units redeemed:	(87,972)	(1,129,819)	(1,217,791)